Shareholder Report, Average Annual Return (Details) 193830_Innovator U.S. Equity Power Buffer ETF - February_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	69 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Equity Power Buffer ETF™ - February
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Power Buffer ETF - February NAV
Average Annual Return, Percent	10.88%	9.85%	8.90%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	15.73%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	15.91%	13.96%